UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20519
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __03/31/99__________

Check Here if Amendment [  ]; Amendment Number: _____________________
  This Amendment (Check only one.):		[  ] is a restatement
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Wilbanks, Smith & Thomas Asset Management, Inc.
Address:	One Commercial Place________________________
		Suite 1450  _________________________________
		Norfolk, VA 23510___________________________

Form 13F File Number:	28-5226___

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		L. Norfleet Smith, Jr. ________________
Title:		Principal/Director of Operations________
Phone:		(757) 623-3676 _____________________

Signature, Place, and Date of Signing:
	L. Norfleet Smith_ ______Norfolk, VA______		_  05/12/99__
	     [Signature]		[City, State]	 	    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)












Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	_______0______

Form 13F Information Table Entry Total:	____142________

Form 13F Information Table Value Total:   $____574956_____
								(thousands)

List of Other Included Managers: NONE


Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/
SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT
PRN CALL DSCRETN   MANAGERS     SOLE
SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --
- ---- ------- ------------ -------- ----
---- --------
Standard Comercial Sub Deb Con CONV             853258aa9        6    10000
PRN      SOLE                    10000
AICI Capital Trust 9% Pfd.     PFD              001338201     2937   121420 SH
SOLE                   121420
AT&T Capital Corp. Qtly Pfd. 8 PFD              00206j308     3759   144245 SH
SOLE                   144245
Abn Amro Capital Fund II 7.125 PFD              00371t206      500    20000 SH
SOLE                    20000
Bear Stearns Cap Tr II 7.50% ( PFD              07383j209      754    30000 SH
SOLE                    30000
Conseco Financial Trust V 8.70 PFD              20847d205      547    22100 SH
SOLE                    22100
Duke Cap. Fin. 7.375%          PFD              26439e204      201     8000 SH
SOLE                     8000
EDF London Cap 8.625% Pfd. Ser PFD              268316205      418    16300 SH
SOLE                    16300
Hartford Capital II Series B Q PFD              416320208      205     8000 SH
SOLE                     8000
MediaOne Financing Pfd B       PFD              583938204      262    10400 SH
SOLE                    10400
Motorola Capital Trust I 6.68% PFD              620074203      716    30000 SH
SOLE                    30000
NB Capital Trust (BAC) 7.84%   PFD              628956203     4166   163390 SH
SOLE                   163390
Nova Chemicals Corp. 9.04% (01 PFD              66977w307      752    30000 SH
SOLE                    30000
PWG Capital Trust I  8.30% (12 PFD              69366e201      574    22400 SH
SOLE                    22400
Public Storage Cum. Pfd. C (Fr PFD              74460d505      291    12550 SH
SOLE                    12550
RJR Nabisco 9.50% TOPRs        PFD              74961v202      204     7600 SH
SOLE                     7600
Resource Bank Preferred 9.25%  PFD              761201201      249     9850 SH
SOLE                     9850
Southern Co. 7.75% Pfd. A      PFD              84258t208      471    18380 SH
SOLE                    18380
TCI 8.72% pf.                  PFD              872285200     5687   217688 SH
SOLE                   217688
Talisman Energy 9% Pfd Ser 2/1 PFD              87425e400      502    20000 SH
SOLE                    20000
Textron Capital I 7.92% (02/09 PFD              883198202      757    30000 SH
SOLE                    30000
Unionbancal Finance Tr I 7.375 PFD              90905q109      758    30000 SH
SOLE                    30000
ACNielsen Corp.                COM              004833109     2317    85435 SH
SOLE                    85435
AFLAC Inc                      COM              001055102    16440   301998 SH
SOLE                   301998
AT&T Corp                      COM              001957109     8947   112105 SH
SOLE                   112105
Abbott Laboratories            COM              002824100     1374    29344 SH
SOLE                    29344
Advent Software Inc            COM              007974108      322     6450 SH
SOLE                     6450
Aegon N. V. Ord.               COM              007924103     1100    12234 SH
SOLE                    12234
All American Semiconductor, In COM              016557100        9    12500 SH
SOLE                    12500
Allied Signal                  COM              019512102    12025   244472 SH
SOLE                   244472
AmSouth Bancshares             COM              032165102      308     6775 SH
SOLE                     6775
America  Online Inc            COM              02364j104      301     2050 SH
SOLE                     2050
American Express               COM              025816109     8629    73286 SH
SOLE                    73286
American Home Products         COM              026609107    15112   231599 SH
SOLE                   231599
American Intl Group            COM              026874107    15329   127082 SH
SOLE                   127082
Ameritech                      COM              030954101      540     9366 SH
SOLE                     9366
BB&T Corporation               COM              054937107     7443   205684 SH
SOLE                   205684
BP Amoco PLC-Spons ADR         COM              055622104      633     6267 SH
SOLE                     6267
Bank One Corp                  COM              06423a103      256     4650 SH
SOLE                     4650
Bank of America Corp.          COM              060505104    13311   188477 SH
SOLE                   188477
Bell Atlantic                  COM              077853109      252     4879 SH
SOLE                     4879
BellSouth Corp                 COM              079860102     1016    25360 SH
SOLE                    25360
Berkshire Hathaway Class B     COM              084670207      386      164 SH
SOLE                      164
Bristol Myers Squibb           COM              110122108     2893    45110 SH
SOLE                    45110
CCB Financial                  COM              124875105    13501   249734 SH
SOLE                   249734
COMPAQ Computers               COM              204493100     8881   280274 SH
SOLE                   280274
CVS Corp (Holding Co) (Formerl COM              126650100     1461    30765 SH
SOLE                    30765
Centura Banks Inc              COM              15640t100      416     7142 SH
SOLE                     7142
Charles Schwab Corp            COM              808513105     1245    12950 SH
SOLE                    12950
Chase Manhattan Corp           COM              16161a108     5664    69608 SH
SOLE                    69608
Chevron Corp                   COM              166751107      550     6198 SH
SOLE                     6198
Circuit City Stores Inc        COM              172737108      233     3047 SH
SOLE                     3047
Cisco Systems                  COM              17275r102      294     2682 SH
SOLE                     2682
Citigroup                      COM              172967101     5516    86360 SH
SOLE                    86360
Coca Cola Company              COM              191216100     1219    19856 SH
SOLE                    19856
Colgate Palmolive Co           COM              194162103     9526   103547 SH
SOLE                   103547
Computer Sciences              COM              205363104      229     4154 SH
SOLE                     4154
Cox Communications Inc         COM              224044107     1373    18620 SH
SOLE                    18620
Disney (Walt) Co.              COM              254687106    12908   414713 SH
SOLE                   414713
Du Pont E.I. De Nemours and Co COM              263534109      741    12755 SH
SOLE                    12755
Duke Energy Corp.              COM              264399106      407     7431 SH
SOLE                     7431
EMC Corp.                      COM              268648102      804     6295 SH
SOLE                     6295
Eli Lilly                      COM              532457108      721     8490 SH
SOLE                     8490
Enron Corp.                    COM              293561106      214     3335 SH
SOLE                     3335
Equifax, Inc                   COM              294429105     7245   210749 SH
SOLE                   210749
Exxon Corporation              COM              302290101     2315    32809 SH
SOLE                    32809
Federal Natl Mtg Assoc         COM              313586109     9918   143213 SH
SOLE                   143213
First Union Corp               COM              337358105      905    16935 SH
SOLE                    16935
Ford Motor                     COM              345370100      284     5013 SH
SOLE                     5013
Fortune Brands (formerly Amer. COM              349631101     1161    30155 SH
SOLE                    30155
GTE Corp.                      COM              362320103      454     7506 SH
SOLE                     7506
Gallaher Group PLC-ADR         COM              363595109      261    11100 SH
SOLE                    11100
General Electric               COM              369604103     9345    84471 SH
SOLE                    84471
Gillette Co                    COM              375766102    10668   179485 SH
SOLE                   179485
Heilig-Meyers                  COM              422893107      103    19879 SH
SOLE                    19879
Heinz (H.J.)                   COM              423074103      344     7266 SH
SOLE                     7266
Hewlett-Packard Company        COM              428236103     4125    60829 SH
SOLE                    60829
Intel Corporation              COM              458140100     7259    61063 SH
SOLE                    61063
International Business Machine COM              459200101      284     1602 SH
SOLE                     1602
Jefferson-Pilot Corporation    COM              475070108     2399    35411 SH
SOLE                    35411
Johnson & Johnson              COM              478160104     9107    97404 SH
SOLE                    97404
Laboratory Corp of Amer Hldgs  COM              50540r102       18    10476 SH
SOLE                    10476
Lowe's Companies               COM              548661107    20820   344139 SH
SOLE                   344139
Lucent Technologies            COM              549463107      936     8669 SH
SOLE                     8669
MCI WorldCom                   COM              55268b106   167729  1893907 SH
SOLE                  1893907
McDonald's Corp.               COM              580135101    13100   289099 SH
SOLE                   289099
McKesson HBOC, Inc             COM              58155q103      417     6322 SH
SOLE                     6322
Mellon Bank Corp               COM              585509102      250     3550 SH
SOLE                     3550
Merck & Co                     COM              589331107    15393   192108 SH
SOLE                   192108
Mercury Finance Co.            COM              589395102        7    60000 SH
SOLE                    60000
Merrill Lynch                  COM              590188108      319     3600 SH
SOLE                     3600
Microsoft Corp                 COM              594918104     2069    23090 SH
SOLE                    23090
MidAmerican Energy Holdings Co COM              59562v107     9472   338281 SH
SOLE                   338281
Minnesota Mining & Manufacturi COM              604059105      426     6027 SH
SOLE                     6027
Mobil Corporation              COM              607059102     5548    63042 SH
SOLE                    63042
Morgan (J.P.)                  COM              616880100      227     1836 SH
SOLE                     1836
Motorola, Inc                  COM              620076109      861    11750 SH
SOLE                    11750
Nestle SA-ADR                  COM              641069406      273     3000 SH
SOLE                     3000
New York Times                 COM              650111107     3894   136622 SH
SOLE                   136622
Norfolk Southern Corporation   COM              655844108      514    19489 SH
SOLE                    19489
Oracle Systems Corp            COM              68389x105    13548   513661 SH
SOLE                   513661
Pepsico Inc.                   COM              713448108    12327   314572 SH
SOLE                   314572
Pfizer, Inc.                   COM              717081103     2361    17014 SH
SOLE                    17014
Philip Morris                  COM              718154107      709    20150 SH
SOLE                    20150
Playtex                        COM              72813p100     5054   334142 SH
SOLE                   334142
Proctor & Gamble               COM              742718109     1002    10232 SH
SOLE                    10232
Providian (Formerly Capital Ho COM              74406a102     2194    19950 SH
SOLE                    19950
Qwest Communications           COM              749121109     3072    42614 SH
SOLE                    42614
Regions Financial              COM              758940100      249     7200 SH
SOLE                     7200
Resource Bankshares Corp.      COM              76121r104     4731   239561 SH
SOLE                   239561
Royal Dutch Petrol.            COM              780257804      534    10270 SH
SOLE                    10270
SBC Communications, Inc.       COM              78387g103      869    18426 SH
SOLE                    18426
Sara Lee Corp                  COM              803111103      350    14156 SH
SOLE                    14156
Schering-Plough Corporation    COM              806605101     8694   157366 SH
SOLE                   157366
Sitel Corp                     COM              82980k107       66    28000 SH
SOLE                    28000
Smithfield Foods               COM              832248108      465    20500 SH
SOLE                    20500
SouthTrust Corp                COM              844730101      485    12995 SH
SOLE                    12995
Southern Co                    COM              842587107      620    26610 SH
SOLE                    26610
Sun Microsystems               COM              866810104    12917   103285 SH
SOLE                   103285
SunTrust Banks                 COM              867914103      293     4699 SH
SOLE                     4699
Telespectrum Worldwide         COM              87951u109     5670   662150 SH
SOLE                   662150
Texaco Inc                     COM              881694103      377     6640 SH
SOLE                     6640
Texas Instruments              COM              882508104      220     2220 SH
SOLE                     2220
Time Warner Inc                COM              887315109    12892   182057 SH
SOLE                   182057
Tyco International, Ltd. 'New' COM              902124106    15142   211034 SH
SOLE                   211034
US Filter                      COM              911843894     1301    42480 SH
SOLE                    42480
United Dominion Realty Tr      COM              910197102      117    11400 SH
SOLE                    11400
WLR Foods Inc                  COM              929286102       88    12000 SH
SOLE                    12000
Wachovia Corp                  COM              929771103      404     4970 SH
SOLE                     4970
Wal-Mart Stores                COM              931142103      509     5520 SH
SOLE                     5520
Warner Lambert Company         COM              934488107      487     7350 SH
SOLE                     7350
Williams Cos                   COM              969457100      938    23754 SH
SOLE                    23754
Xerox Corp                     COM              984121103     2916    55940 SH
SOLE                    55940
WorldCom Jan '00 @ 25.00       CALL             97999q002   -19032    -2968 SH
CALL SOLE                    -2968
WorldCom Jan '00 @ 30.00       CALL             97999q010   -28055    -4735 SH
CALL SOLE                    -4735
Baron Small Cap                COM              068278308      207 17425.052SH
SOLE                17425.052
Barr Rosen. US Small Cap Inst. COM              068310408       92 12066.145SH
SOLE                12066.145
Capital World Growth & Income  COM              140543109      253 9785.700 SH
SOLE                 9785.700
Fidelity Advisor Growth Opport COM              315807206      203 4057.188 SH
SOLE                 4057.188
Fidelity Contrafund            COM              316071109      278 4670.746 SH
SOLE                 4670.746
Fidelity Magellan              COM              316184100      553 4216.497 SH
SOLE                 4216.497
Torray                         COM              891402109      377 9635.118 SH
SOLE                 9635.118